Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Assets at Fair Value
The following tables summarize the Plan’s assets at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$87,256,435	$—	$—	$87,256,435
Investment in Company stock	37,971,052	—	—	37,971,052
Total assets at fair value	$125,227,487	$—	$—	$125,227,487

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$74,730,877	$—	$—	$74,730,877
Investment in Company stock	35,985,333	—	—	35,985,333
Total assets at fair value	$110,716,210	$—	$—	$110,716,210